UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1	SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Certificates of Deposit – 63.1% of Net Assets
$9,500,000	Credit Agricole CIB (NY), 0.660%, 10/04/2010	$9,500,408
14,000,000	Credit Industriel et Commercial (NY), 0.700%, 10/04/2010	14,000,672
6,500,000	Svenska Handelsbanken (NY), 0.380%, 10/06/2010	6,500,117
8,500,000	Credit Agricole CIB (NY), 0.650%, 10/08/2010(b)	8,500,714
10,500,000	UniCredit Bank AG (NY), 0.570%, 10/12/2010	10,501,050
7,500,000	UniCredit Bank AG (NY), 0.720%, 10/21/2010	7,501,965
11,000,000	Royal Bank of Scotland (CT), 0.510%, 10/22/2010	11,001,815
19,000,000	Banco Santander (NY), 0.280%, 10/25/2010	19,000,133
14,400,000	Deutsche Bank AG, 0.450%, 10/25/2010	14,402,592
19,000,000	Skandinaviska Enskilda Banken (NY), 0.510%, 11/08/2010	19,004,731
1,600,000	Standard Chartered Bank (NY), 0.380%, 11/10/2010	1,600,163
3,850,000	Rabobank Nederland NV (NY), 0.340%, 11/15/2010(b)	3,850,589
3,500,000	Dexia Credit Local SA (NY), 0.560%, 11/26/2010	3,501,551
1,600,000	Lloyds TSB Bank PLC (NY), 0.490%, 11/30/2010	1,600,568
3,500,000	Svenska Handelsbanken (NY), 0.700%, 12/03/2010(b)	3,502,544
1,000,000	Dexia Credit Local SA (NY), 0.540%, 12/07/2010	1,000,472
10,000,000	Landesbank Hessen Thueringen Girozentrale, 0.520%, 12/13/2010	10,004,720
9,000,000	Nordea Bank Finland (NY), 0.670%, 12/13/2010	9,007,011
10,000,000	Banco Bilbao de Vizcaya Argentaria (NY), 0.410%, 12/14/2010	10,002,500
18,000,000	Intesa Sanpaolo (NY), 0.280%, 12/17/2010	17,998,056
10,000,000	Bank of Nova Scotia (TX), 0.260%, 12/21/2010	10,000,000
10,000,000	Landesbank Hessen Thueringen Girozentrale, 0.410%, 12/29/2010	10,003,000
4,000,000	Deutsche Bank AG, 0.480%, 12/30/2010(b)	4,002,220
18,000,000	KBC Bank NV (NY), 0.630%, 12/30/2010	18,015,462
18,400,000	Standard Chartered Bank (NY), 0.320%, 1/05/2011	18,397,038
12,000,000	Canadian Imperial Bank of Commerce (NY), 0.286%, 1/24/2011(b)(c)	11,998,932
7,000,000	Svenska Handelsbanken (NY), 0.460%, 1/27/2011	7,002,996

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$18,000,000	Westpac Banking Corp. (NY), 0.340%, 2/04/2011	$18,003,168
6,000,000	Canadian Imperial Bank of Commerce (NY), 0.298%, 2/07/2011(b)(d)	5,998,986
8,750,000	Banco Bilbao de Vizcaya Argentaria (NY), 0.407%, 6/17/2011(e)	8,750,000
10,000,000	Dexia Credit Local SA (NY), 0.456%, 6/29/2011(b)(e)	9,996,970

	Total Certificates of Deposit (Identified Cost $304,104,711)	304,151,143

Financial Company Commercial Paper – 17.7%
5,000,000	Dexia Delaware LLC, 0.410%, 10/05/2010(f)	4,999,772
8,800,000	Bank of Nova Scotia (NY), 0.320%, 10/13/2010(f)	8,799,490
14,200,000	Lloyds TSB Bank PLC, 0.460%, 10/13/2010(f)	14,198,921
2,800,000	Lloyds TSB Bank PLC, 0.500%, 10/13/2010(f)	2,799,787
7,200,000	ING (US) Funding LLC, 0.320%, 11/05/2010(f)	7,197,760
1,000,000	Canadian Imperial Holdings, Inc., 0.240%, 11/10/2010(f)	999,696
19,000,000	Societe Generale North America, 0.300%, 11/19/2010(f)	18,992,799
9,000,000	Royal Bank of Scotland PLC, 0.270%, 12/15/2010(f)	8,994,582
10,505,000	Rabobank USA Financial Corp., 0.300%, 12/29/2010(f)	10,499,485
8,000,000	Nordea North America, Inc., 0.440%, 1/14/2011(b)(f)	7,993,616

	Total Financial Company Commercial Paper (Identified Cost $85,467,804)	85,475,908

Time Deposits – 6.2%
7,600,000	National Bank of Canada, 0.180%, 10/01/2010	7,600,000
22,000,000	Citibank, 0.230%, 10/01/2010	22,000,000

	Total Other Instruments (Identified Cost $29,600,000)	29,600,000

Other Commercial Paper – 3.7%
18,000,000	GE Capital Corp., 0.240%, 12/16/2010(f) (Identified Cost $17,990,880)	17,992,296

Municipal Debt – 2.6%
12,700,000	Johns Hopkins University (The), Series C, 0.280%, 12/07/2010 (Identified Cost $12,700,000)	12,700,000

Description	Value (†)
Total Investments — 93.3% (Identified Cost $449,863,395)(a)	$449,919,347
Other assets less liabilities — 6.7%	32,157,545

Net Assets — 100.0%	$482,076,892

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2010, the value of the Fund’s investment in the subsidiary was $11,704,605, representing 2.4% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2010, the net unrealized appreciation on short term investments based on a cost of $449,863,395 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$66,363
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,411)

Net unrealized appreciation	$55,952

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

At December 31, 2009, post-October capital loss deferrals were $703,795. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for open futures and forward foreign currency contracts.
(c)	Interest rate changes monthly based upon 1 month Libor +3 BP. The rate shown is the rate in effect at the date of this statement.
(d)	Interest rate changes monthly based upon 1 month Libor +4 BP. The rate shown is the rate in effect at the date of this statement.
(e)	Security payable on demand at par including accrued interest with seven days notice. The interest rate changes monthly based upon 1 month Libor. The spread to 1 month Libor changes each month. The rate shown is the rate in effect at the date of this statement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell(1)	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/15/2010	Australian Dollar	55,300,000	$52,987,660	$2,431,279
Buy	12/15/2010	British Pound	2,562,500	4,023,380	58,782
Buy	12/15/2010	Canadian Dollar	14,700,000	14,262,258	154,444
Buy	12/15/2010	Canadian Dollar	1,500,000	1,455,332	(1,401)
Buy	12/15/2010	Euro	4,250,000	5,790,613	377,346
Sell	12/15/2010	Euro	875,000	1,192,185	(13,554)
Buy	12/15/2010	Japanese Yen	2,475,000,000	29,669,903	121,509
Buy	12/15/2010	Japanese Yen	75,000,000	899,088	(769)
Buy	12/15/2010	Swedish Krona	6,000,000	888,440	63,715
Buy	12/15/2010	Swiss Franc	7,000,000	7,128,595	218,466
Buy	12/15/2010	Swiss Franc	500,000	509,185	(2,083)

Total					$3,407,734

(1)	Counterparty is UBS.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular security or commodity or group or index of securities, commodities, currencies or other assets for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash, foreign currency, or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At September 30, 2010, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Dax	12/17/2010	60	$12,762,068	$(49,077)
Euro Dollar	12/13/2010	1,499	373,400,900	1,061,163
FTSE 100	12/17/2010	268	23,279,253	(61,045)
German Euro Bund	12/08/2010	237	42,463,761	182,771
Hang Seng	10/28/2010	83	11,942,646	(37,441)
S&P 500 E Mini	12/17/2010	664	37,738,440	1,352,805
TOPIX	12/10/2010	200	19,801,150	295,783
UK Long Gilt	12/29/2010	183	35,738,841	(54,620)
10 Year Japan Government Bond	12/09/2010	37	63,566,603	782,223
10 Year U.S. Treasury Note	12/21/2010	358	45,124,781	482,202

Total				$3,954,764

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/15/2010	66	$3,876,675	$317,212
Brent Crude Oil	11/15/2010	74	6,111,660	257,060
Copper	12/15/2010	8	1,603,800	83,850
Gas Oil	11/11/2010	38	2,675,200	116,850
Gold	12/29/2010	112	14,667,520	822,040
Heating Oil	10/29/2010	102	9,715,255	559,238
Light Sweet Crude Oil	10/20/2010	172	13,754,840	318,680
Natural Gas	10/27/2010	81	3,136,320	(223,700)
Nickel	12/15/2010	47	6,598,800	334,566
Zinc	12/15/2010	72	3,944,250	9,588

Total				$2,595,384

(2)	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$449,919,347	$—	$449,919,347
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,425,541	—	3,425,541
Futures Contracts (unrealized appreciation)	6,976,031	—	—	6,976,031

Total	$6,976,031	$453,344,888	$—	$460,320,919

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(17,807)	$—	$(17,807)
Futures Contracts (unrealized depreciation)	(425,883)	—	—	(425,883)

Total	$(425,883)	$(17,807)	$—	$(443,690)

*	Major categories of the Fund’s investments, forward foreign currency contracts and futures contracts are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through use of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2010, the Fund used long contracts on U.S. and foreign equity market indices, U.S. government bonds, foreign currencies, and short-term interest rates, and long and short contracts on foreign government bonds and commodities.

The Fund is party to an agreement with a counterparty that governs transactions in forward foreign currency contracts. The agreements contain contingent features that allow the counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such contingent features were to be triggered, the counterparty could request immediate settlement of open contracts at current fair value.

The following is a summary of derivative instruments for the Fund, as of September 30, 2010:

Asset Derivatives	Foreign exchange Contracts	Equity Contracts	Interest rate Contracts	Commodity Contracts
Forwards	$3,425,541	$—	$—	$—
Futures	—	1,648,588	2,508,359	2,819,084

Liability Derivatives	Foreign exchange Contracts	Equity Contracts	Interest rate Contracts	Commodity Contracts
Forwards	$(17,807)	$—	$—	$—
Futures	—	(147,563)	(54,620)	(223,700)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Investment Summary at September 30, 2010 (Unaudited)

Certificates of Deposit	63.1%
Financial Company Commercial Paper	17.7
Time Deposits	6.2
Other Commercial Paper	3.7
Municipal Debt	2.6

Total Investments	93.3
Other assets less liabilities (including open forward foreign currency and futures contracts)	6.7

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

ASG Diversifying Strategies Fund

Principal Amount	Description	Value (†)
Certificates of Deposit – 44.6% of Net Assets
$1,000,000	Skandinaviska Enskilda Banken (NY), 0.330%, 10/01/2010	$1,000,000
1,900,000	Credit Agricole CIB (NY), 0.660%, 10/04/2010	1,900,070
1,400,000	Credit Industriel et Commercial (NY), 0.700%, 10/04/2010(b)	1,400,067
700,000	Svenska Handelsbanken (NY), 0.380%, 10/06/2010	700,013
1,000,000	Credit Agricole CIB (NY), 0.650%, 10/08/2010(b)	1,000,084
1,200,000	UniCredit Bank AG (NY), 0.570%, 10/12/2010(b)	1,200,120
1,300,000	Bank of Nova Scotia (TX), 0.350%, 10/14/2010(b)	1,300,047
800,000	UniCredit Bank AG (NY), 0.720%, 10/21/2010(b)	800,210
600,000	Royal Bank of Scotland (CT), 0.505%, 10/22/2010(b)	600,097
2,000,000	Royal Bank of Scotland (CT), 0.510%, 10/22/2010(b)	2,000,330
2,800,000	Banco Santander (NY), 0.280%, 10/25/2010	2,800,020
1,600,000	Deutsche Bank AG, 0.450%, 10/25/2010(b)	1,600,288
700,000	Rabobank Nederland NV (NY), 0.460%, 11/01/2010(b)	700,149
2,000,000	Skandinaviska Enskilda Banken (NY), 0.510%, 11/08/2010(b)	2,000,498
2,200,000	Standard Chartered Bank (NY), 0.380%, 11/10/2010(b)	2,200,224
200,000	Rabobank Nederland NV (NY), 0.340%, 11/15/2010	200,031
500,000	Dexia Credit Local SA (NY), 0.560%, 11/26/2010(b)	500,221
1,000,000	KBC Bank NV (NY), 0.620%, 11/26/2010(b)	1,000,538
500,000	Lloyd’s TSB Bank PLC (NY), 0.490%, 11/30/2010(b)	500,177
600,000	Svenska Handelsbanken (NY), 0.700%, 12/03/2010(b)	600,436
1,000,000	Dexia Credit Local SA (NY), 0.540%, 12/07/2010	1,000,472
3,500,000	Landesbank Hessen Thueringen Girozentrale, 0.520%, 12/13/2010	3,501,652
4,000,000	Banco Bilbao de Vizcaya Argentaria (NY), 0.410%, 12/14/2010	4,001,000
2,000,000	Svenska Handelsbanken (NY), 0.250%, 12/15/2010	1,999,830
4,000,000	Intesa Sanpaolo (NY), 0.280%, 12/17/2010	3,999,568
500,000	Bank of Nova Scotia (TX), 0.260%, 12/21/2010	500,000
1,000,000	Landesbank Hessen Thueringen Girozentrale, 0.410%, 12/29/2010	1,000,300

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$400,000	Deutsche Bank AG, 0.480%, 12/30/2010	$400,222
3,000,000	KBC Bank NV (NY), 0.630%, 12/30/2010	3,002,577
2,300,000	Standard Chartered Bank (NY), 0.320%, 1/05/2011	2,299,630
500,000	Canadian Imperial Bank of Commerce (NY), 0.286%, 1/24/2011(b)(c)	499,955
700,000	Svenska Handelsbanken (NY), 0.460%, 1/27/2011(b)	700,300
2,000,000	Westpac Banking Corp. (NY), 0.340%, 2/04/2011(b)	2,000,352
1,500,000	Canadian Imperial Bank of Commerce (NY), 0.298%, 2/07/2011(b)(d)	1,499,746
2,550,000	Rabobank Nederland NV (NY), 0.330%, 3/07/2011	2,549,776
250,000	Banco Bilbao de Vizcaya Argentaria (NY), 0.407%, 6/17/2011(e)	249,921
1,700,000	Dexia Credit Local SA (NY), 0.456%, 6/29/2011(b)(e)	1,699,485

	Total Certificates of Deposit (Identified Cost $54,901,087)	54,908,406

Financial Company Commercial Paper – 16.9%
1,900,000	Societe Generale North America, 0.225%, 10/05/2010(f)	1,899,952
800,000	Dexia Delaware LLC, 0.410%, 10/05/2010(f)	799,964
1,000,000	ING (US) Funding LLC, 0.250%, 10/06/2010(f)	999,965
1,200,000	Bank of Nova Scotia (NY), 0.320%, 10/13/2010(b)(f)	1,199,930
1,500,000	Lloyd’s TSB Bank PLC, 0.460%, 10/13/2010(b)(f)	1,499,886
500,000	Lloyd’s TSB Bank PLC, 0.500%, 10/13/2010(b)(f)	499,962
3,000,000	ING (US) Funding LLC, 0.250%, 10/14/2010(f)	2,999,729
300,000	ING (US) Funding LLC, 0.250%, 11/05/2010(f)	299,907
2,000,000	Canadian Imperial Holdings, Inc., 0.240%, 11/10/2010(f)	1,999,392
1,300,000	Bank of Nova Scotia (NY), 0.270%, 11/10/2010(b)(f)	1,299,731
2,700,000	Societe Generale North America, 0.300%, 11/19/2010(b)(f)	2,698,977
1,400,000	Royal Bank of Scotland PLC, 0.270%, 12/15/2010(f)	1,399,157
1,250,000	Rabobank USA Financial Corp., 0.300%, 12/29/2010(b)(f)	1,249,344
600,000	Nordea North America, Inc., 0.300%, 1/14/2011(b)(f)	599,521
1,400,000	Nordea North America, Inc., 0.440%, 1/14/2011(b)(f)	1,398,883

	Total Financial Company Commercial Paper (Identified Cost $20,843,014)	20,844,300

Principal Amount	Description	Value (†)
Time Deposits – 14.0%
$2,200,000	Royal Bank of Canada, 0.150%, 10/01/2010	$2,200,000
5,000,000	Commerzbank AG, 0.170%, 10/01/2010	5,000,000
5,000,000	National Bank of Canada, 0.180%, 10/01/2010	5,000,000
5,000,000	Citibank, 0.230%, 10/01/2010	5,000,000

	Total Other Instruments (Identified Cost $17,200,000)	17,200,000

Municipal Debt – 4.9%
2,500,000	Johns Hopkins University (The), Series C, 0.280%, 10/14/2010	2,500,000
1,800,000	Johns Hopkins University (The), Series C, 0.280%, 12/07/2010	1,800,000
1,700,000	Tennessee State School Bond Authority, 0.270%, 12/08/2010	1,700,000

	Total Other Municipal Debt (Identified Cost $6,000,000)	6,000,000

Other Commercial Paper – 3.2%
4,000,000	GE Capital Corp., 0.240%, 12/16/2010(f) (Identified Cost $3,997,973)	3,998,288

	Total Investments — 83.6% (Identified Cost $102,942,074)(a)	102,950,994
	Other assets less liabilities — 16.4%	20,209,440

	Net Assets — 100.0%	$123,160,434

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2010, the value of the Fund’s investment in the Subsidiary was $5,271,743, representing 4.3% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2010, the net unrealized appreciation on short term investments based on a cost of $102,942,074 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,270
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,350)

Net unrealized appreciation	$8,920

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

At December 31, 2009, post-October capital loss deferrals were $355,846. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for open futures and forward foreign currency contracts.
(c)	Interest rate changes monthly based upon 1 month Libor +3 BP. The rate shown is the rate in effect at the date of this statement.
(d)	Interest rate changes monthly based upon 1 month Libor +4 BP. The rate shown is the rate in effect at the date of this statement.
(e)	Security payable on demand at par including accrued interest with seven days notice. The interest rate changes monthly based upon 1 month Libor. The spread to 1 month Libor changes each month. The rate shown is the rate in effect at the date of this statement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell(1)	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/15/2010	Australian Dollar	31,700,000	$30,374,481	$1,451,317
Buy	12/15/2010	British Pound	4,250,000	6,672,922	97,492
Buy	12/15/2010	Canadian Dollar	15,200,000	14,747,369	138,268
Buy	12/15/2010	Euro	2,125,000	2,895,307	188,673
Sell	12/15/2010	Euro	4,625,000	6,301,550	(188,718)
Buy	12/15/2010	Japanese Yen	1,887,500,000	22,627,047	181,641
Sell	12/15/2010	Japanese Yen	300,000,000	3,596,352	(35,312)
Buy	12/15/2010	New Zealand Dollar	10,100,000	7,368,243	115,788
Sell	12/15/2010	New Zealand Dollar	4,800,000	3,501,739	(23,084)
Sell	12/15/2010	New Zealand Dollar	2,300,000	1,677,917	4,011
Buy	12/15/2010	Norwegian Krone	32,000,000	5,420,534	229,263
Buy	12/15/2010	Norwegian Krone	2,000,000	338,783	(373)
Sell	12/15/2010	Norwegian Krone	32,000,000	5,420,534	(94,036)
Sell	12/15/2010	Norwegian Krone	2,000,000	338,783	1,154
Buy	12/15/2010	Swedish Krona	28,000,000	4,146,053	225,208
Sell	12/15/2010	Swedish Krona	24,000,000	3,553,760	(169,079)
Buy	12/15/2010	Swiss Franc	6,750,000	6,874,002	203,067
Sell	12/15/2010	Swiss Franc	2,500,000	2,545,927	(76,425)

Total					$2,248,855

(1)	Counterparty is UBS.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular security or commodity or group or index of securities, commodities, currencies or other assets for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash, foreign currency, or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At September 30, 2010, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX	10/15/2010	30	$2,733,999	$(7,443)
ASX SPI 200	12/16/2010	10	1,111,532	(11,526)
CAC 40	10/15/2010	28	1,416,144	(6,748)
Euro Dollar	12/13/2010	1,292	321,837,200	971,287
Euro Schatz	12/08/2010	90	13,383,914	(50,304)
Euro STOXX 50	12/17/2010	58	2,164,896	(19,467)
FTSE JSE Top 40	12/15/2010	114	4,310,910	105,975
FTSE MIB	12/17/2010	21	2,920,225	3,619
German Euro BOBL	12/08/2010	18	2,959,589	(3,190)
German Euro Bund	12/08/2010	181	32,430,130	230,376
Hang Seng	10/28/2010	3	431,662	(1,353)
IBEX 35	10/15/2010	12	1,707,635	(31,007)
MSCI Singapore	10/28/2010	131	7,247,783	(69,729)
MSCI Taiwan	10/28/2010	141	4,103,100	21,610
Nikkei 225	12/10/2010	4	448,491	(6,708)
OMXS30	10/15/2010	119	1,918,643	5,619
S&P TSE 60	12/16/2010	10	1,385,557	17,494
Sterling	12/15/2010	103	20,069,595	4,124
UK Long Gilt	12/29/2010	165	32,223,545	413,555
2 Year U.S. Treasury Note	12/31/2010	95	20,851,016	12,922
3 Year Australia Government Bond	12/15/2010	58	5,788,721	(14,234)
5 Year U.S. Treasury Note	12/31/2010	33	3,988,617	25,523
10 Year Australia Government Bond	12/15/2010	151	15,744,431	118,026
10 Year Japan Government Bond	12/09/2010	25	42,950,407	183,397
10 Year U.S. Treasury Note	12/21/2010	256	32,268,000	404,062
30 Year U.S. Treasury Bond	12/21/2010	1	133,719	1,219

Total				$2,297,099

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/15/2010	24	$1,409,700	$112,463
Brent Crude Oil	11/15/2010	17	1,404,030	59,160
Coffee	12/20/2010	3	205,931	(5,213)
Copper	12/15/2010	4	801,900	41,925
Corn	12/14/2010	14	347,025	6,125
Cotton	12/08/2010	5	254,800	10,415
Gas Oil	11/11/2010	25	1,760,000	76,875
Gasoline	10/29/2010	6	513,097	15,649
Gold	12/29/2010	65	8,512,400	395,200
Heating Oil	10/29/2010	31	2,952,676	168,979
KC Wheat	12/14/2010	9	318,488	4,937
Light Sweet Crude Oil	10/20/2010	41	3,278,770	76,260
Natural Gas	10/27/2010	20	774,400	(62,200)
Nickel	12/15/2010	25	3,510,000	177,615
Silver	12/29/2010	6	654,630	55,940
Soybean	11/12/2010	11	608,712	48,063
Soybean Meal	12/14/2010	19	583,110	13,430
Soybean Oil	12/14/2010	30	811,620	48,426
Sugar	2/28/2011	2	52,595	806
Wheat	12/14/2010	5	168,500	(16,500)
Zinc	12/15/2010	27	1,479,094	6,581

Total				$1,234,936

(2)	Commodity futures are held by ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary.

At September 30, 2010, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Dax	12/17/2010	112	$23,822,527	$108,344
E-Mini Dow	12/17/2010	6	321,690	660
E-Mini NASDAQ 100	12/17/2010	50	1,995,500	(9,810)
E-Mini S&P 500	12/17/2010	454	25,803,090	(808,225)
EURIBOR	12/13/2010	7	2,360,400	1,073
FTSE 100	12/17/2010	245	21,281,406	108,628
Russell 2000 Mini	12/17/2010	3	202,350	(1,320)
SGX CNX Nifty	10/28/2010	8	96,432	688
TOPIX	12/10/2010	227	22,474,305	(17,992)
10 Year Canada Government Bond	12/20/2010	241	29,625,503	(479,940)

Total				$(1,097,894)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$102,950,994	$—	$102,950,994
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,835,882	—	2,835,882
Futures Contracts (unrealized appreciation)	4,057,050	—	—	4,057,050

Total	$4,057,050	$105,786,876	$—	$109,843,926

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(587,027)	$—	$(587,027)
Futures Contracts (unrealized depreciation)	(1,622,909)	—	—	(1,622,909)

Total	$(1,622,909)	$(587,027)	$—	$(2,209,936)

*	Major categories of the Fund’s investments, forward foreign currency contracts and futures contracts are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. The Fund uses multiple quantitative investment models and strategies, each of which has an absolute return objective and may involve a broad range of market exposures. These market exposures, which are expected to change over time, may include exposures to the returns of equity and fixed income securities, currencies and commodities. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by their absolute return strategies while also adding value through volatility management and correlation management. During the period ended September 30, 2010, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, commodities, and short-term interest rates to capture the exposures suggested by the quantitative investment models. The Fund also used short contracts on U.S. and foreign equity market indices to hedge correlation to the global equity markets.

The Fund is party to an agreement with a counterparty that governs transactions in forward foreign currency contracts. The agreement contains contingent features that allow the counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such contingent features were to be triggered, the counterparty could request immediate settlement of open contracts at current fair value.

The following is a summary of derivative instruments for the Fund, as of September 30, 2010:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards	$2,835,882	$—	$—	$—
Futures	—	372,637	2,365,564	1,318,849

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards	$(587,027)	$—	$—	$—
Futures	—	(991,328)	(547,668)	(83,913)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Investment Summary at September 30, 2010 (Unaudited)

Certificates of Deposit	44.6%
Financial Company Commercial Paper	16.9
Time Deposits	14.0
Municipal Debt	4.9
Other Commercial Paper	3.2

Total Investments	83.6
Other assets less liabilities (including open forward foreign currency and futures contracts)	16.4

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Certificates of Deposit – 40.9% of Net Assets
$900,000	Credit Agricole CIB (NY), 0.660%, 10/04/2010(b)	$900,039
900,000	UniCredit Bank AG (NY), 0.570%, 10/12/2010	900,090
900,000	Royal Bank of Scotland (CT), 0.505%, 10/22/2010(b)	900,146
1,000,000	Banco Santander (NY), 0.280%, 10/25/2010(b)	1,000,007
900,000	Skandinaviska Enskilda Banken (NY), 0.510%, 11/08/2010(b)	900,224
900,000	Lloyds TSB Bank PLC (NY), 0.490%, 11/30/2010	900,319
900,000	Landesbank Hessen Thueringen Girozentrale, 0.520%, 12/13/2010	900,425
900,000	Svenska Handelsbanken (NY), 0.250%, 12/15/2010	899,924
900,000	Intesa Sanpaolo (NY), 0.280%, 12/17/2010	899,903
900,000	Deutsche Bank AG, 0.480%, 12/30/2010	900,499
900,000	KBC Bank NV (NY ), 0.630%, 12/30/2010	900,773
1,100,000	Standard Chartered Bank (NY), 0.320%, 1/05/2011	1,099,823
900,000	Westpac Banking Corp. (NY), 0.340%, 2/04/2011(b)	900,158
900,000	Canadian Imperial Bank of Commerce (NY), 0.298%, 2/07/2011(b)(c)	899,848
200,000	Rabobank Nederland NV (NY), 0.330%, 3/07/2011	199,982

	Total Certificates of Deposit (Identified Cost $13,100,638)	13,102,160

Financial Company Commercial Paper – 17.5%
900,000	Dexia Delaware LLC, 0.410%, 10/05/2010(d)	899,959
1,100,000	ING (US) Funding LLC, 0.320%, 11/05/2010(d)	1,099,658
900,000	Bank of Nova Scotia (NY), 0.270%, 11/10/2010(d)	899,813
900,000	Societe Generale North America, 0.300%, 11/19/2010(d)	899,659
900,000	Rabobank USA Financial Corp., 0.300%, 12/29/2010(d)	899,528
900,000	Nordea North America, Inc., 0.300%, 1/14/2011(b)(d)	899,282

	Total Financial Company Commercial Paper (Identified Cost $5,597,524)	5,597,899

Time Deposits – 14.7%
800,000	Royal Bank of Canada, 0.150%, 10/01/2010	800,000
1,300,000	Commerzbank AG, 0.170%, 10/01/2010	1,300,000

Principal Amount	Description	Value (†)
Time Deposits – continued
$1,300,000	National Bank of Canada, 0.180%, 10/01/2010	$1,300,000
1,300,000	Citibank, 0.230%, 10/01/2010	1,300,000

	Total Other Instruments (Identified Cost $4,700,000)	4,700,000

Municipal Debt – 6.2%
900,000	Johns Hopkins University (The), Series C, 0.280%, 10/14/2010	900,000
200,000	Johns Hopkins University (The), Series C, 0.280%, 12/07/2010	200,000
900,000	Tennessee State School Bond Authority, 0.270%, 12/08/2010	900,000

	Total Other Municipal Debt (Identified Cost $2,000,000)	2,000,000

Other Commercial Paper – 2.8%
900,000	GE Co., 0.240%, 10/20/2010(d) (Identified Cost $899,886)	899,935

	Total Investments — 82.1% (Identified Cost $26,298,048)(a)	26,299,994
	Other assets less liabilities — 17.9%	5,730,471

	Net Assets — 100.0%	$32,030,465

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2010, the value of the Fund’s investment in the subsidiary was $2,468,041, representing 7.7% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2010, the net unrealized appreciation on short term investments based on a cost of $26,298,048 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,534
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(588)

Net unrealized appreciation	$1,946

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

(b)	All or a portion of this security is held as collateral for open futures and forward foreign currency contracts.
(c)	Interest rate changes monthly based upon 1 month Libor +4 BP. The rate shown is the rate in effect at the date of this statement.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell(1)	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/15/2010	Australian Dollar	8,000,000	$7,665,484	$267,541
Sell	12/15/2010	Australian Dollar	2,400,000	2,299,645	(120,448)
Buy	12/15/2010	British Pound	3,562,500	5,593,479	66,703
Buy	12/15/2010	British Pound	1,687,500	2,649,543	(13,342)
Sell	12/15/2010	British Pound	500,000	785,050	5,627
Sell	12/15/2010	British Pound	4,875,000	7,654,234	(111,830)
Buy	12/15/2010	Canadian Dollar	3,300,000	3,201,731	36,968
Buy	12/15/2010	Euro	5,375,000	7,323,422	319,754
Buy	12/15/2010	Euro	625,000	851,561	(798)
Sell	12/15/2010	Euro	5,375,000	7,323,422	(419,121)
Buy	12/15/2010	Japanese Yen	250,000,000	2,996,960	30,111
Sell	12/15/2010	Japanese Yen	200,000,000	2,397,568	(54,219)
Buy	12/15/2010	New Zealand Dollar	10,600,000	7,733,007	139,803
Sell	12/15/2010	New Zealand Dollar	2,700,000	1,969,728	6,977
Sell	12/15/2010	New Zealand Dollar	7,300,000	5,325,562	(58,370)
Buy	12/15/2010	Norwegian Krone	24,000,000	4,065,400	159,243
Sell	12/15/2010	Norwegian Krone	4,000,000	677,567	224
Sell	12/15/2010	Norwegian Krone	24,000,000	4,065,400	(130,346)
Buy	12/15/2010	Swedish Krona	28,000,000	4,146,053	254,677
Sell	12/15/2010	Swedish Krona	10,000,000	1,480,733	(17,062)
Buy	12/15/2010	Swiss Franc	5,875,000	5,982,928	179,599
Sell	12/15/2010	Swiss Franc	2,000,000	2,036,741	(23,879)

Total					$517,812

(1)	Counterparty is UBS.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular security or commodity or group or index of securities, commodities, currencies or other assets for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash, foreign currency, or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At September 30, 2010, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX	10/15/2010	17	$1,549,266	$(5,794)
CAC 40	10/15/2010	22	1,112,685	(18,281)
Dax	12/17/2010	6	1,276,207	(4,908)
E-Mini Dow	12/17/2010	16	857,840	28,270
E-Mini NASDAQ 100	12/17/2010	32	1,277,120	59,927
EURIBOR	12/13/2010	116	39,115,196	(44,612)
Euro Dollar	12/13/2010	228	56,794,800	32,500
Euro Schatz	12/08/2010	89	13,235,204	(48,797)
Euro STOXX 50	12/17/2010	3	111,977	(327)
FTSE 100	12/17/2010	15	1,302,943	(3,417)
FTSE JSE Top 40	12/15/2010	3	113,445	1,326
German Euro BOBL	12/08/2010	30	4,932,649	(5,317)
German Euro Bund	12/08/2010	13	2,329,236	10,456
Hang Seng	10/28/2010	11	1,582,760	(4,962)
IBEX 35	10/15/2010	5	711,514	(3,033)
MSCI Singapore	10/28/2010	39	2,157,737	(20,759)
MSCI Taiwan	10/28/2010	65	1,891,500	7,800
OMXS30	10/15/2010	114	1,838,028	6,342
Russell 2000 Mini	12/17/2010	11	741,950	16,450
S&P 500 E Mini	12/17/2010	11	625,185	11,983
S&P TSE 60	12/16/2010	14	1,939,780	38,507
SGX CNX Nifty	10/28/2010	235	2,832,690	(20,210)
Sterling	12/15/2010	253	49,297,160	8,188
UK Long Gilt	12/29/2010	10	1,952,942	(5,341)
2 Year U.S. Treasury Note	12/31/2010	120	26,338,125	38,203
3 Year Australia Government Bond	12/15/2010	35	3,493,194	(8,589)
5 Year U.S. Treasury Note	12/31/2010	41	4,955,555	35,164
10 Year Australia Government Bond	12/15/2010	17	1,772,552	10,700
10 Year Canada Government Bond	12/20/2010	24	2,950,258	18,661
10 Year Japan Government Bond	12/09/2010	3	5,154,049	68,280
10 Year U.S. Treasury Note	12/21/2010	20	2,520,937	22,734
30 Year U.S. Treasury Bond	12/21/2010	7	936,031	(6,344)

Total				$214,800

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/15/2010	7	$411,163	$27,838
Coffee	12/20/2010	8	549,150	13,031
Copper	12/15/2010	8	1,603,800	83,850
Copper High Grade	12/29/2010	7	639,012	34,388
Corn	12/14/2010	32	793,200	65,725
Cotton	12/08/2010	11	560,560	74,945
Gas Oil	11/11/2010	10	704,000	30,750
Gold	12/29/2010	16	2,095,360	115,440
KC Wheat	12/14/2010	8	283,100	(4,838)
Live Cattle	12/31/2010	32	1,274,880	9,720
Nickel	12/15/2010	7	982,800	56,574
Silver	12/29/2010	10	1,091,050	140,130
Soybean	11/12/2010	21	1,162,087	92,600
Soybean Meal	12/14/2010	27	828,630	30,840
Soybean Oil	12/14/2010	29	784,566	52,200
Sugar	2/28/2011	22	578,547	7,784
Wheat	12/14/2010	12	404,400	(8,550)
Zinc	12/15/2010	3	164,344	544

Total				$822,971

At September 30, 2010, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
FTSE MIB	12/17/2010	2	$278,117	$3,940
NIKKEI 225	12/10/2010	5	560,613	(20,664)
TOPIX	12/10/2010	2	198,011	(3,186)

Total				$(19,910)

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/15/2010	6	$352,425	$(31,662)
Brent Crude Oil	11/15/2010	2	165,180	(6,820)
Copper	12/15/2010	2	400,950	(19,463)
Gasoline	10/29/2010	7	598,613	(18,316)
Heating Oil	10/29/2010	3	285,743	(16,330)
Light Sweet Crude Oil	10/20/2010	6	479,820	(11,220)
Natural Gas	10/27/2010	12	464,640	37,320
Nickel	12/15/2010	2	280,800	(624)
Zinc	12/15/2010	2	109,563	(1,225)

Total				$(68,340)

(2)	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$26,299,994	$—	$26,299,994
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,467,227	—	1,467,227
Futures Contracts (unrealized appreciation)	1,293,110	—	—	1,293,110

Total	$1,293,110	$27,767,221	$—	$29,060,331

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(949,415)	$—	$(949,415)
Futures Contracts (unrealized depreciation)	(343,589)	—	—	(343,589)

Total	$(343,589)	$(949,415)	$—	$(1,293,004)

*	Major categories of the Fund’s investments, forward foreign currency contracts and futures contracts are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a proprietary quantitative model to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of trends in a particular asset class. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to the returns of U.S. and non-U.S. equity and fixed income securities indices, currencies and commodities. During the period ended September 30, 2010, the Fund used long contracts on U.S. and foreign government bonds and short-term interest rates, and long and short contracts on U.S. and foreign equity market indices, foreign currencies, and commodities, in accordance with these objectives.

The Fund is party to an agreement with a counterparty that governs transactions in forward foreign currency contracts. The agreements contain contingent features that allow the counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such contingent features were to be triggered, the counterparty could request immediate settlement of open contracts at current fair value.

The following is a summary of derivative instruments for the Fund, as of September 30, 2010:

Asset Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards	$1,467,227	$—	$—	$—
Futures	—	174,544	244,887	873,679

Liability Derivatives	Foreign Exchange Contracts	Equity Contracts	Interest Rate Contracts	Commodity Contracts
Forwards	$(949,415)	$—	$—	$—
Futures	—	(105,540)	(119,001)	(119,048)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Investment Summary at September 30, 2010 (Unaudited)

Certificates of Deposit	40.9%
Financial Company Commercial Paper	17.5
Time Deposits	14.7
Municipal Debt	6.2
Other Commercial Paper	2.8

Total Investments	82.1
Other assets less liabilities (including open forward foreign currency and futures contracts)	17.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

Harris Associates Large Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 97.3% of Net Assets
	Aerospace & Defense – 5.9%
69,200	Boeing Co. (The)	$4,604,568
17,100	General Dynamics Corp.	1,074,051
33,000	Northrop Grumman Corp.	2,000,790

		7,679,409

	Air Freight & Logistics – 0.8%
11,700	FedEx Corp.	1,000,350

	Capital Markets – 6.6%
171,100	Bank of New York Mellon Corp.	4,470,843
39,400	Franklin Resources, Inc.	4,211,860

		8,682,703

	Computers & Peripherals – 3.2%
100,900	Hewlett-Packard Co.	4,244,863

	Consumer Finance – 2.4%
185,950	Discover Financial Services	3,101,646

	Diversified Financial Services – 4.6%
7,000	CME Group, Inc., Class A	1,823,150
109,600	JPMorgan Chase & Co.	4,172,472

		5,995,622

	Electrical Equipment – 1.9%
40,300	Rockwell Automation, Inc.	2,487,719

	Energy Equipment & Services – 4.3%
57,400	National-Oilwell Varco, Inc.	2,552,578
47,100	Transocean Ltd.(b)	3,028,059

		5,580,637

	Food & Staples Retailing – 7.0%
175,700	Kroger Co. (The)	3,805,662
164,600	Safeway, Inc.	3,482,936
55,400	Walgreen Co.	1,855,900

		9,144,498

	Food Products – 1.0%
37,600	General Mills, Inc.	1,373,904

	Health Care Equipment & Supplies – 6.1%
100,200	Baxter International, Inc.	4,780,542
95,200	Medtronic, Inc.	3,196,816

		7,977,358

	Hotels, Restaurants & Leisure – 10.5%
199,100	Carnival Corp.	7,607,611
79,400	Marriott International, Inc., Class A	2,844,902
19,900	McDonald’s Corp.	1,482,749

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
35,600	Starwood Hotels & Resorts Worldwide, Inc.	$1,870,780

		13,806,042

	Household Products – 1.4%
24,700	Colgate-Palmolive Co.	1,898,442

	Independent Power Producers & Energy Traders – 0.8%
79,500	Calpine Corp.(b)	989,775

	Insurance – 2.8%
116,600	Allstate Corp. (The)	3,678,730

	IT Services – 3.0%
17,300	MasterCard, Inc., Class A	3,875,200

	Machinery – 6.5%
59,500	Caterpillar, Inc.	4,681,460
83,100	Illinois Tool Works, Inc.	3,907,362

		8,588,822

	Media – 6.5%
207,900	Comcast Corp., Special Class A	3,536,379
92,600	Omnicom Group, Inc.	3,655,848
40,200	Walt Disney Co. (The)	1,331,022

		8,523,249

	Oil, Gas & Consumable Fuels – 5.6%
35,200	Apache Corp.	3,441,152
207,400	Williams Cos., Inc. (The)	3,963,414

		7,404,566

	Semiconductors & Semiconductor Equipment – 10.9%
390,700	Applied Materials, Inc.	4,563,376
375,100	Intel Corp.	7,213,173
92,900	Texas Instruments, Inc.	2,521,306

		14,297,855

	Software – 1.9%
101,900	Microsoft Corp.	2,495,531

	Specialty Retail – 2.8%
90,500	Best Buy Co., Inc.	3,695,115

	Textiles, Apparel & Luxury Goods – 0.8%
13,800	NIKE, Inc., Class B	1,105,932

	Total Common Stocks (Identified Cost $131,899,040)	127,627,968

Principal Amount
Short-Term Investments – 2.7%
$3,480,851	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010 at 0.000% to be repurchased at $3,480,851 on 10/1/2010, collateralized by $3,515,000 Federal Home Loan Bank, 0.360% due 3/22/2011 valued at $3,554,544 including accrued interest(c) (Identified Cost $3,480,851)	3,480,851

Description	Value (†)
Total Investments – 100.0% (Identified Cost $135,379,891)(a)	$131,108,819
Other assets less liabilities – 0.0%	15,158

Net Assets – 100.0%	$131,123,977

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized depreciation on investments based on a cost of $135,379,891 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,628,239
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,899,311)

Net unrealized depreciation	$(4,271,072)

At December 31, 2009, the Fund had a capital loss carryforward of approximately $43,802,336 of which $24,633,843 expires on December 31, 2010, $9,965,466 expires on December 31, 2011 and $9,203,027 expires on December 31, 2017. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$127,627,968	$—	$—	$127,627,968
Short-Term Investments	—	3,480,851	—	3,480,851

Total	$127,627,968	$3,480,851	$—	$131,108,819

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2010 (Unaudited)

Semiconductors & Semiconductor Equipment	10.9%
Hotels, Restaurants & Leisure	10.5
Food & Staples Retailing	7.0
Capital Markets	6.6
Machinery	6.5
Media	6.5
Health Care Equipment & Supplies	6.1
Aerospace & Defense	5.9
Oil, Gas & Consumable Fuels	5.6
Diversified Financial Services	4.6
Energy Equipment & Services	4.3
Computers & Peripherals	3.2
IT Services	3.0
Specialty Retail	2.8
Insurance	2.8
Consumer Finance	2.4
Other Investments, less than 2% each	8.6
Short-Term Investments	2.7

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

Loomis Sayles Multi-Asset Real Return Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 100.0%
$25,002,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010 at 0.000% to be repurchased at $25,002,000 on 10/01/2010 collateralized by $23,370,000 U.S Treasury Note, 3.125% due 1/31/2017 valued at $25,502,513 including accrued interest(b) (Identified Cost $25,002,000)	$25,002,000

	Total Investments – 100.0% (Identified Cost $25,002,000)(a)	25,002,000
	Other assets less liabilities – 0.0%	—

	Net Assets – 100.0%	$25,002,000

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
(a)	The aggregate cost for federal income tax purposes was $25,002,000.
(b)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$25,002,000	$—	$25,002,000

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 90.3% of Net Assets
	Auto Components – 1.8%
5,975	Autoliv, Inc.	$390,347
11,700	Tenneco, Inc.(b)	338,949

		729,296

	Beverages – 1.3%
11,700	Hansen Natural Corp.(b)	545,454

	Capital Markets – 4.7%
7,375	Affiliated Managers Group, Inc.(b)	575,324
61,275	Apollo Investment Corp.	626,843
46,925	Ares Capital Corp.	734,376

		1,936,543

	Chemicals – 3.2%
14,125	Celanese Corp., Series A	453,413
5,325	FMC Corp.	364,283
10,325	International Flavors & Fragrances, Inc.	500,969

		1,318,665

	Commercial Banks – 1.8%
29,475	Associated Banc-Corp	388,775
28,825	Fifth Third Bancorp	346,765

		735,540

	Communications Equipment – 0.6%
9,125	Polycom, Inc.(b)	248,930

	Construction & Engineering – 1.4%
11,375	Fluor Corp.	563,404

	Containers & Packaging – 5.8%
21,225	Crown Holdings, Inc.(b)	608,308
15,600	Owens-Illinois, Inc.(b)	437,736
29,975	Packaging Corp. of America	694,521
20,302	Pactiv Corp.(b)	669,560

		2,410,125

	Electric Utilities – 1.7%
19,525	American Electric Power Co., Inc.	707,391

	Electrical Equipment – 2.5%
13,425	Cooper Industries PLC	656,885
23,425	GrafTech International Ltd.(b)	366,133

		1,023,018

	Energy Equipment & Services – 3.0%
15,600	Dresser-Rand Group, Inc.(b)	575,484
24,750	Superior Energy Services, Inc.(b)	660,577

		1,236,061

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 2.5%
10,700	J.M. Smucker Co. (The)	$647,671
6,300	Ralcorp Holdings, Inc.(b)	368,424

		1,016,095

	Health Care Equipment & Supplies – 0.8%
6,475	Zimmer Holdings, Inc.(b)	338,837

	Household Durables – 1.5%
20,600	Jarden Corp.	641,278

	Household Products – 1.5%
9,125	Energizer Holdings, Inc.(b)	613,474

	Insurance – 9.1%
14,275	ACE Ltd.	831,519
22,250	Allstate Corp. (The)	701,987
14,525	Reinsurance Group of America, Inc.	701,412
18,275	Willis Group Holdings PLC	563,236
44,425	XL Group PLC	962,245

		3,760,399

	IT Services – 1.6%
23,450	Amdocs Ltd.(b)	672,077

	Life Sciences Tools & Services – 0.9%
7,850	Thermo Fisher Scientific, Inc.(b)	375,858

	Machinery – 4.8%
3,975	Eaton Corp.	327,898
6,475	Flowserve Corp.	708,494
5,675	Ingersoll-Rand PLC	202,654
6,475	SPX Corp.	409,738
7,900	WABCO Holdings, Inc.(b)	331,326

		1,980,110

	Media – 2.5%
30,850	CBS Corp., Class B	489,281
14,275	Omnicom Group, Inc.	563,577

		1,052,858

	Metals & Mining – 1.8%
7,475	Cliffs Natural Resources, Inc.	477,802
3,475	Walter Energy, Inc.	282,483

		760,285

	Multi Utilities – 5.4%
43,000	CMS Energy Corp.	774,860
15,600	PG&E Corp.	708,552
12,950	Wisconsin Energy Corp.	748,510

		2,231,922

	Multiline Retail – 1.0%
12,950	Big Lots, Inc.(b)	430,588

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 8.4%
10,750	Cimarex Energy Co.	$711,435
7,975	Concho Resources, Inc.(b)	527,706
47,650	El Paso Corp.	589,907
7,950	Massey Energy Co.	246,609
9,125	Noble Energy, Inc.	685,196
11,000	Pioneer Natural Resources Co.	715,330

		3,476,183

	Pharmaceuticals – 1.4%
23,761	Valeant Pharmaceuticals International, Inc.	595,214

	Professional Services – 1.4%
11,700	Towers Watson & Co., Class A	575,406

	REITs - Apartments – 2.7%
13,375	Camden Property Trust	641,598
10,375	Equity Residential	493,539

		1,135,137

	REITs - Hotels – 1.0%
28,048	Host Hotels & Resorts, Inc.	406,135

	REITs - Office Property – 1.5%
16,350	Corporate Office Properties Trust	610,019

	Semiconductors & Semiconductor Equipment – 1.8%
13,850	Altera Corp.	417,716
16,700	Skyworks Solutions, Inc.(b)	345,356

		763,072

	Software – 3.0%
12,750	Adobe Systems, Inc.(b)	333,412
6,475	Intuit, Inc.(b)	283,670
40,200	Nuance Communications, Inc.(b)	628,728

		1,245,810

	Specialty Retail – 0.8%
19,500	Collective Brands, Inc.(b)	314,730

	Textiles, Apparel & Luxury Goods – 2.9%
10,750	Phillips-Van Heusen Corp.	646,720
6,925	VF Corp.	561,063

		1,207,783

	Thrifts & Mortgage Finance – 1.4%
45,975	People’s United Financial, Inc.	601,813

	Trading Companies & Distributors – 1.4%
14,275	WESCO International, Inc.(b)	560,865

	Wireless Telecommunication Services – 1.4%
26,075	Syniverse Holdings, Inc.(b)	591,120

	Total Common Stocks (Identified Cost $35,368,968)	37,411,495

Shares	Description	Value (†)
Exchange Traded Funds – 4.7%
47,650	iShares Russell Midcap Value Index Fund (Identified Cost $1,841,723)	$1,923,630

Principal Amount
Short-Term Investments – 3.7%
$1,546,050	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010 at 0.000% to be repurchased at $1,546,050 on 10/01/2010, collateralized by $1,560,000 Federal Home Loan Bank, 0.360% due 3/22/2011 valued at $1,577,550 including accrued interest(c) (Identified Cost $1,546,050)	1,546,050

	Total Investments – 98.7% (Identified Cost $38,756,741)(a)	40,881,175
	Other assets less liabilities – 1.3%	536,220

	Net Assets – 100.0%	$41,417,395

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $38,756,741 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,909,399
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(784,965)

Net unrealized appreciation	$2,124,434

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$37,411,495	$—	$—	$37,411,495
Exchange Traded Funds	1,923,630	—	—	1,923,630
Short-Term Investments	—	1,546,050	—	1,546,050

Total	$39,335,125	$1,546,050	$—	$40,881,175

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2010 (Unaudited)

Insurance	9.1%
Oil, Gas & Consumable Fuels	8.4
Containers & Packaging	5.8
Multi-Utilities	5.4
Machinery	4.8
Capital Markets	4.7
Exchange Traded Funds	4.7
Chemicals	3.2
Software	3.0
Energy Equipment & Services	3.0
Textiles, Apparel & Luxury Goods	2.9
REITs - Apartments	2.7
Media	2.5
Electrical Equipment	2.5
Food Products	2.5
Other Investments, less than 2% each	29.8
Short-Term Investments	3.7

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

Westpeak ActiveBeta® Equity Fund

Shares	Description	Value (†)
Common Stocks – 100.1%
	Aerospace & Defense – 2.7% of Net Assets
389	Boeing Co. (The)	$25,884
189	General Dynamics Corp.	11,871
143	Goodrich Corp.	10,543
246	Honeywell International, Inc.	10,809
306	L-3 Communications Holdings, Inc.	22,115
59	Northrop Grumman Corp.	3,577
122	Precision Castparts Corp.	15,537
323	Raytheon Co.	14,764
114	Rockwell Collins, Inc.	6,641
255	United Technologies Corp.	18,164

		139,905

	Air Freight & Logistics – 0.4%
286	United Parcel Service, Inc., Class B	19,073

	Airlines – 0.7%
2,674	Southwest Airlines Co.	34,949

	Auto Components – 0.7%
1,845	Goodyear Tire & Rubber Co. (The)(b)	19,834
567	Johnson Controls, Inc.	17,293

		37,127

	Automobiles – 0.7%
2,826	Ford Motor Co.(b)	34,590
142	Harley-Davidson, Inc.	4,039

		38,629

	Beverages – 2.1%
147	Brown-Forman Corp., Class B	9,061
528	Coca-Cola Co. (The)	30,899
468	Coca-Cola Enterprises, Inc.	14,508
831	Constellation Brands, Inc., Class A(b)	14,700
574	Dr Pepper Snapple Group, Inc.	20,388
265	PepsiCo, Inc.	17,607

		107,163

	Biotechnology – 0.6%
198	Amgen, Inc.(b)	10,912
289	Cephalon, Inc.(b)	18,045

		28,957

	Building Products – 0.4%
1,873	Masco Corp.	20,622

	Capital Markets – 1.6%
416	Ameriprise Financial, Inc.	19,689
241	Goldman Sachs Group, Inc. (The)	34,844
963	Morgan Stanley	23,767

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
102	State Street Corp.	$3,841

		82,141

	Chemicals – 1.2%
367	Dow Chemical Co. (The)	10,078
378	E.I. Du Pont de Nemours & Co.	16,866
53	Eastman Chemical Co.	3,922
161	FMC Corp.	11,014
134	International Flavors & Fragrances, Inc.	6,502
173	PPG Industries, Inc.	12,594

		60,976

	Commercial Banks – 3.3%
457	Comerica, Inc.	16,978
248	Fifth Third Bancorp	2,983
2,158	Huntington Bancshares, Inc.	12,236
964	KeyCorp	7,673
166	M&T Bank Corp.	13,581
774	PNC Financial Services Group, Inc.	40,178
734	Regions Financial Corp.	5,336
280	SunTrust Banks, Inc.	7,232
2,443	Wells Fargo & Co.	61,393

		167,590

	Commercial Services & Supplies – 0.8%
241	Avery Dennison Corp.	8,946
399	Cintas Corp.	10,992
1,255	R. R. Donnelley & Sons Co.	21,285

		41,223

	Communications Equipment – 1.6%
1,576	Cisco Systems, Inc.(b)	34,514
233	Harris Corp.	10,320
1,755	JDS Uniphase Corp.(b)	21,745
1,878	Motorola, Inc.(b)	16,019

		82,598

	Computers & Peripherals – 5.6%
422	Apple, Inc.(b)	119,743
829	Dell, Inc.(b)	10,744
575	EMC Corp.(b)	11,678
654	Hewlett-Packard Co.	27,514
960	Lexmark International, Inc., Class A(b)	42,835
515	NetApp, Inc.(b)	25,642
685	SanDisk Corp.(b)	25,105
805	Western Digital Corp.(b)	22,854

		286,115

	Construction & Engineering – 0.1%
192	Jacobs Engineering Group, Inc.(b)	7,430

	Consumer Finance – 1.5%
441	American Express Co.	18,535
609	Capital One Financial Corp.	24,086

Shares	Description	Value (†)
Common Stocks – continued
	Consumer Finance – continued
758	Discover Financial Services	$12,643
1,790	SLM Corp.(b)	20,675

		75,939

	Containers & Packaging – 0.6%
57	Ball Corp.	3,355
319	Owens-Illinois, Inc.(b)	8,951
734	Sealed Air Corp.	16,500

		28,806

	Diversified Consumer Services – 0.4%
163	Apollo Group, Inc., Class A(b)	8,370
90	DeVry, Inc.	4,429
742	H&R Block, Inc.	9,609

		22,408

	Diversified Financial Services – 2.3%
3,072	Bank of America Corp.	40,274
3,836	Citigroup, Inc.(b)	14,960
1,668	JPMorgan Chase & Co.	63,501

		118,735

	Diversified Telecommunication Services – 2.7%
2,078	AT&T, Inc.	59,431
3,512	Qwest Communications International, Inc.	22,020
1,221	Verizon Communications, Inc.	39,792
1,251	Windstream Corp.	15,375

		136,618

	Electric Utilities – 0.5%
904	Pepco Holdings, Inc.	16,815
157	Pinnacle West Capital Corp.	6,479

		23,294

	Electrical Equipment – 0.4%
291	Emerson Electric Co.	15,324
115	Rockwell Automation, Inc.	7,099

		22,423

	Energy Equipment & Services – 1.7%
186	FMC Technologies, Inc.(b)	12,702
362	Halliburton Co.	11,971
1,166	Nabors Industries Ltd.(b)	21,058
432	National-Oilwell Varco, Inc.	19,211
165	Rowan Cos., Inc.(b)	5,009
311	Schlumberger Ltd.	19,161

		89,112

	Food & Staples Retailing – 1.3%
601	Safeway, Inc.	12,717
1,868	SUPERVALU, Inc.	21,538
274	Wal-Mart Stores, Inc.	14,664
245	Walgreen Co.	8,208

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – continued
270	Whole Foods Market, Inc.(b)	$10,020

		67,147

	Food Products – 1.8%
534	ConAgra Foods, Inc.	11,716
1,798	Dean Foods Co.(b)	18,357
123	Kraft Foods, Inc., Class A	3,796
191	Mead Johnson Nutrition Co., Class A	10,870
1,392	Sara Lee Corp.	18,694
1,787	Tyson Foods, Inc., Class A	28,628

		92,061

	Gas Utilities – 0.5%
125	Nicor, Inc.	5,727
389	Oneok, Inc.	17,521

		23,248

	Health Care Equipment & Supplies – 0.4%
107	Hospira, Inc.(b)	6,100
17	Intuitive Surgical, Inc.(b)	4,824
145	Varian Medical Systems, Inc.(b)	8,772

		19,696

	Health Care Providers & Services – 2.7%
720	Aetna, Inc.	22,759
465	AmerisourceBergen Corp.	14,257
618	Cardinal Health, Inc.	20,419
200	CIGNA Corp.	7,156
560	Coventry Health Care, Inc.(b)	12,057
612	Humana, Inc.(b)	30,747
168	McKesson Corp.	10,379
609	UnitedHealth Group, Inc.	21,382

		139,156

	Hotels, Restaurants & Leisure – 3.1%
131	Darden Restaurants, Inc.	5,604
525	Marriott International, Inc., Class A	18,811
366	McDonald’s Corp.	27,271
473	Starbucks Corp.	12,099
462	Starwood Hotels & Resorts Worldwide, Inc.	24,278
1,652	Wyndham Worldwide Corp.	45,381
242	Wynn Resorts Ltd.	20,998
102	Yum! Brands, Inc.	4,698

		159,140

	Household Durables – 1.4%
955	D.R. Horton, Inc.	10,620
328	Newell Rubbermaid, Inc.	5,842
2,393	Pulte Group, Inc.(b)	20,963
214	Stanley Black & Decker, Inc.	13,114
261	Whirlpool Corp.	21,130

		71,669

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – 1.1%
971	Procter & Gamble Co. (The)	$58,231

	Independent Power Producers & Energy Traders – 0.9%
1,116	AES Corp. (The)(b)	12,667
416	Constellation Energy Group, Inc.	13,412
965	NRG Energy, Inc.(b)	20,091

		46,170

	Industrial Conglomerates – 2.4%
132	3M Co.	11,446
5,521	General Electric Co.	89,716
817	Textron, Inc.	16,797
182	Tyco International Ltd.	6,685

		124,644

	Insurance – 3.6%
324	ACE Ltd.	18,873
244	Aflac, Inc.	12,617
870	Assurant, Inc.	35,409
473	Berkshire Hathaway, Inc., Class B(b)	39,108
669	Genworth Financial, Inc., Class A(b)	8,175
284	Hartford Financial Services Group, Inc.	6,518
443	Prudential Financial, Inc.	24,002
75	Torchmark Corp.	3,986
315	Travelers Cos., Inc. (The)	16,411
868	Unum Group	19,226

		184,325

	Internet & Catalog Retail – 1.3%
220	Amazon.com, Inc.(b)	34,553
92	Priceline.com, Inc.(b)	32,048

		66,601

	Internet Software & Services – 1.3%
527	Akamai Technologies, Inc.(b)	26,445
292	eBay, Inc.(b)	7,125
46	Google, Inc., Class A(b)	24,186
308	VeriSign, Inc.(b)	9,776

		67,532

	IT Services – 2.9%
400	Cognizant Technology Solutions Corp., Class A(b)	25,788
484	Computer Sciences Corp.	22,264
248	Fiserv, Inc.(b)	13,347
496	International Business Machines Corp.	66,534
374	SAIC, Inc.(b)	5,977
910	Total System Services, Inc.	13,868

		147,778

	Leisure Equipment & Products – 0.3%
383	Hasbro, Inc.	17,047

	Life Sciences Tools & Services – 0.2%
215	Thermo Fisher Scientific, Inc.(b)	10,294

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 2.6%
386	Caterpillar, Inc.	$30,370
295	Cummins, Inc.	26,721
367	Deere & Co.	25,609
221	Dover Corp.	11,538
199	Eaton Corp.	16,416
159	PACCAR, Inc.	7,656
179	Parker Hannifin Corp.	12,541
74	Snap-On, Inc.	3,442

		134,293

	Media – 4.4%
2,556	CBS Corp., Class B	40,538
851	Comcast Corp., Class A	15,386
552	DIRECTV, Class A(b)	22,980
399	Discovery Communications, Inc., Class A(b)	17,376
3,137	Gannett Co., Inc.	38,365
2,353	Interpublic Group of Cos., Inc. (The)(b)	23,601
1,113	New York Times Co. (The), Class A(b)	8,615
347	News Corp., Class A	4,532
382	Time Warner Cable, Inc.	20,624
174	Time Warner, Inc.	5,333
328	Viacom, Inc., Class B	11,870
569	Walt Disney Co. (The)	18,840

		228,060

	Metals & Mining – 2.0%
1,161	Alcoa, Inc.	14,060
400	Allegheny Technologies, Inc.	18,580
393	Cliffs Natural Resources, Inc.	25,121
168	Freeport-McMoRan Copper & Gold, Inc.	14,345
223	Newmont Mining Corp.	14,007
947	Titanium Metals Corp.(b)	18,902

		105,015

	Multi-Utilities – 2.0%
112	Ameren Corp.	3,181
728	CMS Energy Corp.	13,119
290	Dominion Resources, Inc.	12,661
571	DTE Energy Co.	26,226
671	Integrys Energy Group, Inc.	34,932
540	NiSource, Inc.	9,396
316	TECO Energy, Inc.	5,473

		104,988

	Multiline Retail – 2.2%
503	Big Lots, Inc.(b)	16,725
281	Family Dollar Stores, Inc.	12,409
649	J.C. Penney Co., Inc.	17,640
1,262	Macy’s, Inc.	29,139
305	Sears Holdings Corp.(b)	22,003
267	Target Corp.	14,268

		112,184

Shares	Description	Value (†)
Common Stocks – continued
	Office Electronics – 0.4%
2,096	Xerox Corp.	$21,694

	Oil, Gas & Consumable Fuels – 7.6%
941	Chevron Corp.	76,268
883	ConocoPhillips	50,711
480	El Paso Corp.	5,942
118	EOG Resources, Inc.	10,970
1,984	ExxonMobil Corp.	122,591
171	Hess Corp.	10,110
266	Murphy Oil Corp.	16,471
143	Occidental Petroleum Corp.	11,197
187	Peabody Energy Corp.	9,165
381	Pioneer Natural Resources Co.	24,776
815	Sunoco, Inc.	29,748
679	Valero Energy Corp.	11,889
546	Williams Cos., Inc. (The)	10,434

		390,272

	Paper & Forest Products – 1.1%
951	International Paper Co.	20,684
785	MeadWestvaco Corp.	19,139
917	Weyerhaeuser Co.	14,452

		54,275

	Personal Products – 0.4%
306	Estee Lauder Cos., Inc. (The), Class A	19,348

	Pharmaceuticals – 3.1%
160	Abbott Laboratories	8,358
233	Bristol-Myers Squibb Co.	6,317
185	Eli Lilly & Co.	6,758
446	Forest Laboratories, Inc.(b)	13,795
785	Johnson & Johnson	48,638
2,448	King Pharmaceuticals, Inc.(b)	24,382
559	Merck & Co., Inc.	20,577
300	Mylan, Inc.(b)	5,643
1,577	Pfizer, Inc.	27,077

		161,545

	Real Estate Management & Development – 0.3%
978	CB Richard Ellis Group, Inc., Class A(b)	17,878

	REITs – 0.4%
599	Plum Creek Timber Co., Inc.	21,145

	REITs - Apartments – 1.3%
978	Apartment Investment & Management Co., Class A	20,910
197	AvalonBay Communities, Inc.	20,474
514	Equity Residential	24,451

		65,835

	REITs - Diversified – 0.4%
240	Vornado Realty Trust	20,527

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Healthcare – 0.7%
370	HCP, Inc.	$13,313
156	Health Care REIT, Inc.	7,385
318	Ventas, Inc.	16,399

		37,097

	REITs - Hotels – 0.4%
1,248	Host Hotels & Resorts, Inc.	18,071

	REITs - Office Property – 0.3%
195	Boston Properties, Inc.	16,208

	REITs - Regional Malls – 0.4%
248	Simon Property Group, Inc.	23,000

	REITs - Shopping Centers – 0.7%
2,251	Kimco Realty Corp.	35,453

	REITs - Storage – 0.6%
302	Public Storage	29,306

	Road & Rail – 0.8%
182	CSX Corp.	10,068
85	Norfolk Southern Corp.	5,059
401	Ryder System, Inc.	17,151
119	Union Pacific Corp.	9,734

		42,012

	Semiconductors & Semiconductor Equipment – 2.4%
3,548	Advanced Micro Devices, Inc.(b)	25,226
419	Altera Corp.	12,637
1,803	Intel Corp.	34,672
4,058	LSI Corp.(b)	18,504
2,799	Micron Technology, Inc.(b)	20,181
1,240	Teradyne, Inc.(b)	13,814

		125,034

	Software – 4.3%
487	CA, Inc.	10,285
279	Citrix Systems, Inc.(b)	19,039
1,961	Compuware Corp.(b)	16,727
370	Intuit, Inc.(b)	16,210
95	McAfee, Inc.(b)	4,490
2,964	Microsoft Corp.	72,588
628	Oracle Corp.	16,862
403	Red Hat, Inc.(b)	16,523
235	Salesforce.com, Inc.(b)	26,273
1,569	Symantec Corp.(b)	23,802

		222,799

	Specialty Retail – 1.5%
249	AutoNation, Inc.(b)	5,789
52	AutoZone, Inc.(b)	11,903
365	Best Buy Co., Inc.	14,903
934	GameStop Corp., Class A(b)	18,409
861	Limited Brands, Inc.	23,058

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
173	Lowe’s Cos., Inc.	$3,856

		77,918

	Textiles, Apparel & Luxury Goods – 0.3%
78	Coach, Inc.	3,351
176	NIKE, Inc., Class B	14,105

		17,456

	Thrifts & Mortgage Finance – 0.2%
744	Hudson City Bancorp, Inc.	9,121

	Tobacco – 0.7%
462	Altria Group, Inc.	11,097
311	Philip Morris International, Inc.	17,422
125	Reynolds American, Inc.	7,424

		35,943

	Trading Companies & Distributors – 0.1%
120	Fastenal Co.	6,383

	Wireless Telecommunication Services – 0.7%
272	American Tower Corp., Class A(b)	13,943
5,023	Sprint Nextel Corp.(b)	23,256

		37,199

	Total Common Stocks (Identified Cost $4,986,062)	5,156,631

	Total Investments – 100.1% (Identified Cost $4,986,062)(a)	5,156,631
	Other assets less liabilities – (0.1)%	(4,588)

	Net Assets – 100.0%	$5,152,043

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $4,986,062 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$254,128
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(83,559)

Net unrealized appreciation	$170,569

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,156,631	$—	$—	$5,156,631

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2010 (Unaudited)

Oil, Gas & Consumable Fuels	7.6%
Computers & Peripherals	5.6
Media	4.4
Software	4.3
Insurance	3.6
Commercial Banks	3.3
Pharmaceuticals	3.1
Hotels, Restaurants & Leisure	3.1
IT Services	2.9
Aerospace & Defense	2.7
Health Care Providers & Services	2.7
Diversified Telecommunication Services	2.7
Machinery	2.6
Semiconductors & Semiconductor Equipment	2.4
Industrial Conglomerates	2.4
Diversified Financial Services	2.3
Multiline Retail	2.2
Beverages	2.1
Metals & Mining	2.0
Multi-Utilities	2.0
Other Investments, less than 2% each	36.1

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 22, 2010

By:	/S/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	November 22, 2010